6. Loss Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings per common share
	Three Months Ended March 31,
	2019	2018
Numerator:

Net loss	$(2,448,499)	$(745,877)

Denominator

Denominator for basic and diluted net loss per common share - weighted average of common shares	30,165,622	27,314,589

Basic and diluted net loss per common share attributed to stockholders	$(0.08)	$(0.03)

	Year ended December 31,	Year ended December 31,
	2018	2017
Numerator:

Net loss	$(2,228,620)	$(102,904)

Denominator

Denominator for basic and diluted net loss per common share - weighted average of common shares	28,643,855	24,398,370

Basic and diluted net loss per common share attributed to stockholders	$(0.08)	$(0.00)